Note 30 - Fees Paid to the Company's Principal Accountant	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Note 30 - Fees Paid to the Company's Principal Accountant

30                    Fees paid to the Company's principal accountant

Total fees accrued for professional services rendered by PwC Network firms to Tenaris S.A. and its subsidiaries are detailed as follows:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019	2018
Audit fees	3,781	3,846	3,841
Audit-related fees	134	50	43
Tax fees	102	7	-
All other fees	-	1	7
Total	4,017	3,904	3,891